Net Income (Loss) Per Share - Summary of Potential Ordinary Shares Outstanding Excluded from Computation of Diluted Net Loss Per Ordinary Share (Detail) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential ordinary shares outstanding excluded from the computation of diluted net loss per ordinary share	904,489	21,831,082	1,014,557
RSUs [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential ordinary shares outstanding excluded from the computation of diluted net loss per ordinary share	15,001
Non-Vested Restricted Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential ordinary shares outstanding excluded from the computation of diluted net loss per ordinary share		60,951,591	79,809,589
Series A-1 and Series A-2 Convertible Redeemable Participating Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential ordinary shares outstanding excluded from the computation of diluted net loss per ordinary share		32,176,676	38,977,742
Series A-3 Convertible Redeemable Participating Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential ordinary shares outstanding excluded from the computation of diluted net loss per ordinary share		18,990,997	19,797,980
Series B Convertible Redeemable Participating Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential ordinary shares outstanding excluded from the computation of diluted net loss per ordinary share		67,182,243	69,513,767
Series C Convertible Redeemable Participating Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential ordinary shares outstanding excluded from the computation of diluted net loss per ordinary share		34,540,898	7,280,436
Series D Convertible Redeemable Participating Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential ordinary shares outstanding excluded from the computation of diluted net loss per ordinary share		28,348,231